Expense Example - MainGate MLP Fund	Mar. 31, 2026 USD ($)
MainGate MLP Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 738
Expense Example, with Redemption, 3 Years	1,080
Expense Example, with Redemption, 5 Years	1,445
Expense Example, with Redemption, 10 Years	2,468	[1]
MainGate MLP Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	348
Expense Example, with Redemption, 3 Years	764
Expense Example, with Redemption, 5 Years	1,306
Expense Example, with Redemption, 10 Years	2,786	[1]
MainGate MLP Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	$ 1,735	[1]

[1]	Class C shares automatically convert into Class A shares eight years after the purchase date. The 10-Year Expense Examples for Class C shares do not reflect the conversion to Class A shares after eight years.